General (Schedule Of Major Classes Of Assets And Liabilities Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Trade Receivables, net	$ 15,358	$ 29,364
Other accounts receivable and prepaid expenses	2,489	1,743
Inventories	3,524	25,794
Total current assets of discontinued operations	21,371	56,901
Long term trade receivables		6,986
Property and equipment, net		4,948
Total long term assets of discontinued operations		11,934
Trade Payables	4,254	18,545
Other accounts payable and accrued expenses	10,717	15,707
Severance pay	300
Total current liabilities of discontinued operations	15,271	34,252
ACCRUED SEVERANCE PAY		626
Net assets of discontinued operations	$ 6,100	$ 33,957